Event Subsequent to the Reporting Date	12 Months Ended
Dec. 31, 2023
Disclosure of non-adjusting events after reporting period [abstract]
Event Subsequent to the Reporting Date
Note 22 - Event Subsequent to the Reporting Date
Subsequent to year end, the Company announced the commencement of a Normal Course Issuer Bid ("NCIB"). Under the NCIB, the Company may purchase for cancellation up to 5,000,000 common shares over a twelve-month period commencing on February 13, 2024. The NCIB will expire no later than February 12, 2025.